Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials and consumables	$ 1,911	$ 2,324
Total Inventories	$ 1,911	$ 2,324